Assets Held for Sale - Summary of Assets Held for Sale (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of assets held for sale [line items]
Assets held for sale	$ 31,580
Flight Simulators [member]
Disclosure of assets held for sale [line items]
Assets held for sale	$ 31,580